Expense Example - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Pharmaceuticals Portfolio - Select Pharmaceuticals Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835